Stockholders Deficit (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 24, 2007	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Aug. 30, 2011	Aug. 31, 2009
Common Stock, Par Value		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		500,000,000	500,000,000	500,000,000
Common Stock, Shares Issued		103,097,783	71,153,300	71,133,300
Common Stock, Shares Outstanding		103,097,783	71,153,300	71,133,300
Common stock per share assumed value			$ 0.15
Accrued interest bridge notes and secured bridge notes			12.00%
Interest expenses				$ 7,812
Additional warrant expirey date				Jun. 30, 2015
Warrant acquire additional shares in percentage				30.00%
Stock-based compensation expense			$ 0	$ 172,808
Warrant [Member]
Exercise price		$ 0.0093
Common shares reserved for future issuance		52,077,380
Texas Emerging Technology Fund Investment [Member]
Common Stock, Shares Issued				15,994,660
Stipulated penalty description

TETF may require us to repay the $3.9 million investment plus eight percent interest per annum, compounded annually, from the date of the investment, essentially as a stipulated damage or penalty, and TETF will retain its shares of Series A Preferred Stock. In the event of a breach of other conditions of the investment or representations and warranties, TETF may seek any remedies it may have in law or equity. We can terminate our obligations to TETF at any time by the repayment of the amount invested plus 8% interest calculated as described above.

TETF may require us to repay the $3.9 million investment plus eight percent interest per annum, compounded annually, from the date of the investment, essentially as a stipulated damage or penalty, and TETF will retain the TETF Warrant or any stock acquired through the exercise of the Warrant. In the event of a breach of other conditions of the investment or representations and warranties, TETF may seek any remedies it may have in law or equity. We can terminate our obligations to TETF at any time by the repayment of the amount invested plus 8% interest calculated as described above.

GHC [Member]
Common Stock, Shares Issued	24,000,000
Commitment to Investment for operations	$ 3,000,000
Oncolix, Inc [Member]
Common Stock, Par Value	$ 0.01							$ 0.15
Common Stock, Shares Issued	7,999,960
Repurchase of common shares	1,000,000
Received capital contributions or income from licensing or sales of intellectual property.	$ 10,000,000
Manufacturer amount percentage								58.00%
Manufacturer payment								$ 1,500,000
Clinical Research Organization [Member]
Shares issuable under Clinical research arrangements							16,667
Chief Executive Officer [Member]
Common Stock, Par Value	$ 0.0005
Common shares, sold	4,000,000
Series A Preferred Stock [Member]
Preferred Stock, par value		$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized		100,000,000	100,000,000	100,000,000
Preferred Stock, share issued		62,138,680	62,138,680	62,119,080
Preferred Stock, share outstanding		62,138,680	62,138,680	62,119,080
Liquidation preference per share		$ 0.075	$ 0.075
Liquidation preference shares		4,660,401	4,660,401
Shares issuable under Clinical research arrangements		14,000,000	14,000,000
Shares issuable under Clinical research arrangements value			$ 1,050,000
Shares issued during the period				62,119,080
Price per share				$ 0.075
Proceeds from issuance				$ 1,200,630
Conversion of indebtedness				$ 1,808,702
Converted shares				15,994,660
Transaction expenses				$ 23,941
Exercise price description				The exercise price is $0.0825 per share, subject to adjustment for certain dilutive transactions
Preferred Stock, Conversion Basis		Each share of Series A Preferred Stock is currently convertible into one share of Common Stock.
Warrants value				$ 854,455
Minimum gross proceeds under firm-commitment for conversion		$ 10,000,000	10,000,000
Preferred Stock conversion description

The shares of Series A Preferred Stock may be converted into Common Stock at any time, but will automatically convert upon either the written consent of the holders of the majority of such shares or the closing of a firm-commitment underwritten public offering with gross proceeds of at least $10 million.

Prepayment of future services					$ 450,000
Unearned portion of equity issued		$ 43,090	43,090
Additional services			$ 1,050,000
Warrants Issued During Period for shares			50,810,720	62,119,080
Exercise price			$ 0.0825	$ 0.075
Warrants expirey dates		The Preferred Warrants expire if not otherwise exercised at various dates commencing on January 16, 2020 and ending May 12, 2022.		The Preferred Warrants expire on January 16, 2020 if not otherwise exercised
Common shares reserved for future issuance		52,077,380
Commitment for pay future clinical services				$ 450,000
Series A Preferred Stock in 2015 [Member] | Texas Emerging Technology Fund Investment [Member]
Bridge loan						$ 300,000
Additional purchased						$ 1,200,000
Common Stock [Member]
Common Stock, Par Value							$ 0.15
Shares issuable under Clinical research arrangements		18,941,615					333,340
Cost of services percentage							10.00%
Prepayment of future services							$ 50,000
Unearned portion of equity issued		$ 319,999	$ 319,999	$ 450,000
Additional services		$ 1,050,000
Warrants Issued During Period for shares		19,188,280	0
Exercise price		$ 0.0825	$ 0.0825
Warrants expirey dates		The Common Warrants expire if not otherwise exercised on or prior to July 31, 2022.
Common shares reserved for future issuance		19,199,280
Placement Agent Compensation Agreement [Member]
Compensation description

The agreement provides that the agent will receive a cash payment equal to 8 to 10% of the cash proceeds received, as well as 4% of the net exercise value upon exercise of any warrants issued. The agent may also receive a warrant equal to 10% of the equity, including warrants, issued.

Placement Agent Compensation Agreement [Member] | Series A Preferred Stock [Member]
Warrants value			$ 38,687
Warrants Issued During Period for shares			2,000,000
Exercise price			$ 0.0825
Warrants expirey dates			The warrant expires if not exercised in January 2020, and has cashless exercise provisions.
2007 Stock Option Plan [Member]
Exercise price		$ 0.0825
Common shares reserved for future issuance		7,200,000	7,200,000
Expected volatility			200.00%
Secured Bridge Notes [Member] | Texas Emerging Technology Fund Investment [Member]
Acquired convertible promissory notes			$ 300,000
Secured Bridge Notes [Member] | GHC [Member]
Acquired convertible promissory notes			435,000
Bridge Notes [Member] | GHC [Member]
Convertible promissory notes purchase in advance			$ 750,000